Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Current assets:
Cash and cash equivalents	$ 549,730	$ 815,644	$ 1,175,198
Trade accounts receivable, net	1,072,455	971,063	745,593
Accounts receivable from related parties	104	61	24
Inventories	2,030,533	2,122,670	1,286,155
Prepaid expenses	79,115	52,562	35,596
Derivative financial instruments			28,193
Income tax recoverable	29,462	204,860
Other assets	230,688	188,266	81,988
Total current assets	3,992,087	4,355,126	3,352,747
Non-current assets:
Property, plant and equipment, net	2,910,353	2,973,374	1,069,492
Right-of-use assets, net	358,704	293,565	17,384
Deferred income tax	523,568	319,157
Investment in subsidiaries		1,236	497
Intangible assets, net	1,649,953	1,743,882	369,760
Goodwill	1,599,718	1,599,718	371,075
Other assets	53,757	46,675	4,274
Total non-current assets	7,096,053	6,977,607	1,832,482
Total assets	11,088,140	11,332,733	5,185,229
Current liabilities:
Short term debt and borrowings	508,731	230,419	28,124
Accounts payable to suppliers	1,790,026	1,371,778	1,984,932
Accounts payable to related parties		96,859
Accrued expenses	306,997	305,588	159,354
Provisions	804,748	793,412	118,468
Income tax payable			97,634
Value added tax payable	117,864	89,142
Employee profit sharing payable	132,855	135,298	55,305
Lease liability	117,094	85,399	6,102
Derivative financial instruments	47,920	15,329
Total current liabilities	3,826,235	3,123,224	2,449,919
Non-current liabilities:
Statutory employee benefits	127,150	153,907	2,093
Deferred income tax	783,169	833,557	38,975
Lease liability	255,882	206,509	11,778
Long term debt and borrowings	4,622,691	5,918,256	1,482,261
Total non-current liabilities	5,788,892	7,112,229	1,535,107
Total liabilities	9,615,127	10,235,453	3,985,026
Stockholder’s equity
Common stock	321,312	321,312	321,312
Share premium account	(16,370)	(12,671)	6,659
Retained earnings	1,188,898	779,941	856,994
Other comprehensive income	(19,194)	7,515	583
Equity attributable to owners of the Group	1,474,646	1,096,097	1,185,548
Non-controlling interest	(1,633)	1,183	14,655
Total stockholders’ equity	1,473,013	1,097,280	1,200,203
Total liabilities and stockholders’ equity	$ 11,088,140	$ 11,332,733	$ 5,185,229